19. LEASING TRANSACTIONS (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Leasing Transactions
January 1, 2019		R$ 288	R$ 342	[1]
Addition		6	32
Disposals (contracts terminated)		(10)	(13)
Accrued interest	[2]	29	36
Payment of principal portion of lease liability		(84)	(96)
Payment of interest		(4)	(5)
Remeasurement		2	(8)
Balances at December 31, 2019		227	288
Current liabilities		6	R$ 31
Non-current liabilities		R$ 179

[1]	Financial expenses recognized in the income statement are net of PIS/Pasep and Cofins taxes credits on lease payments in the amounts of R$2 (R$2 on December 31, 2019).
[2]	The Company identified events that give rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.